Mar. 01, 2025
(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund)
Investment Objective
The Fund seeks to achieve long-term capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages  14 and 15 of the Prospectus and “Additional Purchase and Redemption Information” on page  81 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 30  for further information.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming you sold your shares, you would pay:
Assuming you held your shares, you would pay:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 285%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities; and
■	in the securities of companies located in at least three different countries, including the U.S.
We invest principally in equity securities such as common stocks, warrants and rights of U.S. and foreign issuers of any market capitalization. We will invest at least 40% of the Fund’s net assets, as determined in our reasonable discretion, in issuers that maintain their principal place of business, trade their securities, or conduct a significant portion of their principal business activities outside the U.S. Issuers will be deemed to have conducted a significant portion of their principal business activities outside of the U.S. if the issuer derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed outside of the U.S. or that have at least 50% of their assets in countries outside of the U.S. From time to time, the Fund may be below this 40% level (but is not expected to fall below 30%) if the portfolio managers, in their discretion, determine that market conditions warrant such lower level of investment. The Fund’s investments in foreign securities may include investments through ADRs and similar investments.
The Fund employs a strategy of taking long and short positions in equity securities publicly traded in the U.S. and in foreign developed markets. The Fund buys securities “long” that the Fund’s portfolio manager believes will outperform the equity market and sells securities “short” that the portfolio manager believes will underperform the equity market. The Fund’s long-short exposure will vary over time based on the portfolio managers assessments of market conditions and other factors. In general, the portfolio of the Fund will not be more than 100% long or short on a net basis. The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard. We incorporate ESG ratings as a stock specific risk control, where companies with poor ratings will receive a higher amount of forecasted volatility than those with favorable ESG ratings.

Principal Investment Risks
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. The Fund’s Regulatory Benchmark is a broad-based index that represents the overall securities markets relative to the Fund’s asset category while the Fund’s Strategy Benchmark is most closely aligned with the Fund’s investment universe based on its investment strategy.  Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Highest Quarter: December 31, 2022 +10.14% Lowest Quarter: March 31, 2020 -11.66%
Average Annual Total Returns for the periods ended 12/31/2024 (returns reflect applicable sales charges)1	[2]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Risk Lose Money [Member]
An investment in the Fund may lose money
(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Equity Securities Risk [Member]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Short Sales Risk [Member]
Short Sales  Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify a Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Leverage Risk [Member]
Leverage Risk. Certain transactions, such as derivatives, may give rise to a form of leverage. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Leveraging may cause a Fund to be more volatile than if the Fund had not been leveraged.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Smaller Company Securities Risk [Member]
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.
(Allspring Alternative Funds - Classes A ,C ,R6 and Institutional) | (Global Long/Short Equity Fund) | Class A
Calendar Year Total Returns for Class A as of 12/31 each year1(returns do not reflect sales charges and would be lower if they did)

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	Historical performance shown for the Class A, Class R6 and Institutional Class shares prior to 12/16/22, is based on the performance of the Investor Class, Class Y and Class I shares, respectively, of the Fund’s predecessor, 361 Global Long/Short Equity Fund (the “Predecessor Fund), and are not adjusted to reflect the expenses of Class A, Class R6 or Institutional Class. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class A shares, and is not adjusted to reflect the higher expenses applicable to the Class C shares. If these expenses had been included, returns would be lower.